Organization (Tables)	12 Months Ended
Dec. 31, 2025
Organization [Abstract]
Schedule of Direct and Indirect Interests in Subsidiaries

As at the date of this report, the Company has direct and indirect interests in the following subsidiaries:

Name of Entity	Date of Incorporation	Place of Incorporation	Shareholders	% of Equity Ownership	Principal Activities
YD Biopharma Limited (“YD Biopharma”)	March 14, 2024	Cayman	YD Bio	100%	Holding
Yong Ding Biopharm Co., Ltd (“Yong Ding”)	April 23, 2013	the Republic of China (“ROC” or “Taiwan”)	YD Biopharma	100%	Sales of drugs, medical and related products in Taiwan
YD BIO USA, INC. (“YD BIO USA”)	February 4, 2025	Delaware (US)	YD Biopharma	100%	Sales of drugs, medical and related products in US
YD PharmaWings Limited (“YD PharmaWings”)	October 23, 2025	BVI	YD Biopharma	100%	Investment holding
Breeze Holdings Acquisition Corp (“Breeze”)	March 3, 2021	Delaware (US)	YD Bio	100%	Dissolved in December 2025